Fair Value Measurements (Narrative) (Details)	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value consideration threshold for transfer in or out of level 3	10.00%	10.00%
LIBOR interest rate forward curve		1.76%
LIBOR interest rate forward curve downtrend	0.101%	1.47%